GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of goodwill

(in thousands of $)	Goodwill	Accumulated impairment losses	Net carrying value
Balance as of December 31, 2017	225,273	(112,821)	112,452
Balance as of December 31, 2018	225,273	(112,821)	112,452
Balance as of December 31, 2019	225,273	(112,821)	112,452